Other Liabilities (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Summary of Other Liabilities
Other liabilities (current and long-term) as of June 30, 2021 and December 31, 2020 are as follows (in thousands):

	June 30, 2021	December 31, 2020
Other current liabilities:
Other payables	$6,350	$3,576
Deferred consideration	5,868	—
Contingent consideration	352	138

Total other current liabilities	$12,570	$3,714

Other liabilities:
Contingent consideration	$1,987	$2,164
Deposits on Incentive Securities	—	1,425

Total other liabilities	$1,987	$3,589

MAVEN TOPCO LIMITED [Member]
Summary of Other Liabilities
Other liabilities (current and long-term) as of March 31, 2021 and December 31, 2020 are as follows (in thousands):

	March 31, 2021	December 31, 2020
Other current liabilities:
Other payables	$4,479	$3,576
Contingent consideration	140	138

Total other current liabilities	$4,619	$3,714

Other liabilities:
Contingent consideration	$2,181	$2,164
Deposits on Incentive Securities	1,436	1,425

Total other liabilities	$3,617	$3,589

Other liabilities (current and long-term) as of December 31, 2020 and 2019 (Successor) are as follows (in thousands):

	Successor
	As of December 31, 2020	As of December 31, 2019
Other current liabilities:
Other payables	$3,576	$3,461
Contingent consideration	138	—

Total other current liabilities	$3,714	$3,461

Other liabilities:
Contingent consideration	$2,164	$2,520
Deposits on Incentive Securities	1,425	1,290

Total other liabilities	$3,589	$3,810